Information about Nonaccrual and Past Due Financing Receivables (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Consumer Housing loans USD ($)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Other USD ($)	Mar. 31, 2011 Consumer Other JPY (¥)	Mar. 31, 2011 Corporate loans JPY (¥)	Mar. 31, 2011 Corporate loans USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans USD ($)	Mar. 31, 2011 Japan Corporate Non-recourse loans JPY (¥)	Mar. 31, 2011 Corporate Non-recourse loans U.S. USD ($)	Mar. 31, 2011 Corporate Non-recourse loans U.S. JPY (¥)	Mar. 31, 2011 Other Real estate companies JPY (¥)	Mar. 31, 2011 Other Real estate companies USD ($)	Mar. 31, 2011 Other Entertainment companies USD ($)	Mar. 31, 2011 Other Entertainment companies JPY (¥)	Mar. 31, 2011 All other USD ($)	Mar. 31, 2011 All other JPY (¥)	Mar. 31, 2011 Japan Direct financing leases USD ($)	Mar. 31, 2011 Japan Direct financing leases JPY (¥)	Mar. 31, 2011 Overseas Direct financing leases USD ($)	Mar. 31, 2011 Overseas Direct financing leases JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-89 Days Past-Due Financing Receivables	$ 1,564	¥ 130,053	$ 50	¥ 4,119	$ 0	¥ 0	¥ 120,127	$ 1,444	$ 69	¥ 5,697	$ 1,168	¥ 97,114	¥ 4,556	$ 55	$ 37	¥ 3,093	$ 115	¥ 9,667	$ 40	¥ 3,307	$ 30	¥ 2,500
90 Days or More Past-Due Financing Receivables	1,969	163,709	181	15,031	1	65	125,826	1,513	119	9,925	237	19,747	54,566	656	66	5,487	435	36,101	215	17,908	59	4,879
Total Past Due Financing Receivables	3,533	293,762	231	19,150	1	65	245,953	2,957	188	15,622	1,405	116,861	59,122	711	103	8,580	550	45,768	255	21,215	89	7,379
Total Financing Receivables	44,365	3,688,964	9,928	825,478	180	14,941	2,017,692	24,265	3,652	303,640	7,804	648,933	386,214	4,645	1,750	145,473	6,414	533,432	7,731	642,827	2,261	188,026
Non-Accrual	$ 1,969	¥ 163,709	$ 181	¥ 15,031	$ 1	¥ 65	¥ 125,826	$ 1,513	$ 119	¥ 9,925	$ 237	¥ 19,747	¥ 54,566	$ 656	$ 66	¥ 5,487	$ 435	¥ 36,101	$ 215	¥ 17,908	$ 59	¥ 4,879